Goodwill and other intangibles assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill, at cost			$ 9,554
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	$ 10,764	$ 9,536
Goodwill acquired during the year	92	1,472	1,267
Goodwill allocated to disposals	(18)	(31)
Exchange rate differences and other	(13)	(213)
Goodwill at the closing balance	10,825	10,764	9,536
Electrification
Goodwill
Goodwill, at cost			2,969
Goodwill at the opening balance	4,276	2,969
Goodwill acquired during the year	92	1,442
Goodwill allocated to disposals	(18)	(31)
Exchange rate differences and other	22	(104)
Goodwill at the closing balance	4,372	4,276	2,969
Industrial Automation
Goodwill
Goodwill, at cost			1,631
Goodwill at the opening balance	1,616	1,631
Exchange rate differences and other	(1)	(15)
Goodwill at the closing balance	1,615	1,616	1,631
Motion
Goodwill
Goodwill, at cost			2,470
Goodwill at the opening balance	2,441	2,470
Exchange rate differences and other	(5)	(29)
Goodwill at the closing balance	2,436	2,441	2,470
Robotics & Discrete Automation
Goodwill
Goodwill, at cost			2,445
Goodwill at the opening balance	2,410	2,445
Goodwill acquired during the year		30
Exchange rate differences and other	(29)	(65)
Goodwill at the closing balance	2,381	2,410	2,445
Corporate and Other
Goodwill
Goodwill, at cost			39
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	21	21
Exchange rate differences and other	0
Goodwill at the closing balance	$ 21	$ 21	$ 21